Loans, allowance for loan losses and credit quality (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) day year	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 CHF (SFr)	Dec. 31, 2013 CHF (SFr)
Allowance for loan losses
Balance at beginning of period	SFr 758	SFr 869	SFr 922
Change in scope of consolidation	0	0	(1)
Net movements recognized in statements of operations	295	145	166
Gross write-offs	(229)	(349)	(286)
Recoveries	28	41	54
Net write-offs	(201)	(308)	(232)
Provisions for interest	18	20	26
Foreign currency translation impact and other adjustments, net	(4)	32	(12)
Balance at end of period	866	758	869
Allowance for loan losses
Balance at end of period	866	758	869	SFr 866	SFr 758	SFr 869
of which individually evaluated for impairment				650	540	654
of which collectively evaluated for impairment				216	218	215
Gross loans held at amortized cost
Gross loans held at amortized cost				253,186	250,508	228,557
of which individually evaluated for impairment				1,973	1,390	1,489
of which collectively evaluated for impairment				251,213	249,118	227,068
Loans held at amortized cost
Purchases	4,683	4,308	4,611
Reclassifications from loans held-for-sale	355	397	275
Reclassifications to loans held-for-sale	2,376	1,861	996
Sales	SFr 373	272	698
Value of collateral
Maximum period for fair value determination of collateral on impaired loans (in days) | day	90
Period for appraisal of Property values, Minimum (in years) | year	1
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	SFr 507	602	634
Change in scope of consolidation	0	0	(1)
Net movements recognized in statements of operations	229	79	90
Gross write-offs	(111)	(241)	(163)
Recoveries	16	24	30
Net write-offs	(95)	(217)	(133)
Provisions for interest	12	19	21
Foreign currency translation impact and other adjustments, net	(3)	24	(9)
Balance at end of period	650	507	602
Allowance for loan losses
Balance at end of period	507	507	602	650	507	602
of which individually evaluated for impairment				480	338	437
of which collectively evaluated for impairment				170	169	165
Gross loans held at amortized cost
Gross loans held at amortized cost				108,331	107,582	96,087
of which individually evaluated for impairment				1,326	808	920
of which collectively evaluated for impairment				107,005	106,774	95,167
Loans held at amortized cost
Purchases	4,294	4,127	4,611
Reclassifications from loans held-for-sale	355	397	275
Reclassifications to loans held-for-sale	735	806	996
Sales	373	272	698
Consumer
Allowance for loan losses
Balance at beginning of period	251	267	288
Change in scope of consolidation	0	0	0
Net movements recognized in statements of operations	66	66	76
Gross write-offs	(118)	(108)	(123)
Recoveries	12	17	24
Net write-offs	(106)	(91)	(99)
Provisions for interest	6	1	5
Foreign currency translation impact and other adjustments, net	(1)	8	(3)
Balance at end of period	216	251	267
Allowance for loan losses
Balance at end of period	251	251	267	216	251	267
of which individually evaluated for impairment				170	202	217
of which collectively evaluated for impairment				46	49	50
Gross loans held at amortized cost
Gross loans held at amortized cost				144,855	142,926	132,470
of which individually evaluated for impairment				647	582	569
of which collectively evaluated for impairment				144,208	142,344	131,901
Loans held at amortized cost
Purchases	389	181	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,641	1,055	0
Sales	0	0	0
Bank
Allowance for loan losses
Balance at beginning of period	597	691	721
Change in scope of consolidation	0	0	(1)
Net movements recognized in statements of operations	248	85	91
Gross write-offs	(158)	(267)	(185)
Recoveries	22	36	50
Net write-offs	(136)	(231)	(135)
Provisions for interest	19	22	25
Foreign currency translation impact and other adjustments, net	(4)	30	(10)
Balance at end of period	724	597	691
Allowance for loan losses
Balance at end of period	724	597	721	724	597	691
of which individually evaluated for impairment				539	413	511
of which collectively evaluated for impairment				185	184	180
Gross loans held at amortized cost
Gross loans held at amortized cost				235,019	233,778	212,540
of which individually evaluated for impairment				1,716	1,132	1,194
of which collectively evaluated for impairment				233,303	232,646	211,346
Loans held at amortized cost
Purchases	4,683	4,308	4,611
Reclassifications from loans held-for-sale	355	397	275
Reclassifications to loans held-for-sale	2,376	1,861	996
Sales	373	272	698
Bank | Corporate and institutional
Allowance for loan losses
Balance at beginning of period	466	557	578
Change in scope of consolidation	0	0	(1)
Net movements recognized in statements of operations	227	78	84
Gross write-offs	(107)	(232)	(147)
Recoveries	16	24	30
Net write-offs	(91)	(208)	(117)
Provisions for interest	12	19	20
Foreign currency translation impact and other adjustments, net	(3)	20	(7)
Balance at end of period	611	466	557
Allowance for loan losses
Balance at end of period	611	466	578	611	466	557
of which individually evaluated for impairment				455	309	407
of which collectively evaluated for impairment				156	157	150
Gross loans held at amortized cost
Gross loans held at amortized cost				107,548	107,974	96,939
of which individually evaluated for impairment				1,248	739	840
of which collectively evaluated for impairment				106,300	107,235	96,099
Loans held at amortized cost
Purchases	4,294	4,127	4,611
Reclassifications from loans held-for-sale	355	397	275
Reclassifications to loans held-for-sale	735	806	996
Sales	373	272	698
Bank | Consumer
Allowance for loan losses
Balance at beginning of period	131	134	143
Change in scope of consolidation	0	0	0
Net movements recognized in statements of operations	21	7	7
Gross write-offs	(51)	(35)	(38)
Recoveries	6	12	20
Net write-offs	(45)	(23)	(18)
Provisions for interest	7	3	5
Foreign currency translation impact and other adjustments, net	(1)	10	(3)
Balance at end of period	113	131	134
Allowance for loan losses
Balance at end of period	113	131	143	113	131	134
of which individually evaluated for impairment				84	104	104
of which collectively evaluated for impairment				29	27	30
Gross loans held at amortized cost
Gross loans held at amortized cost				127,471	125,804	115,601
of which individually evaluated for impairment				468	393	354
of which collectively evaluated for impairment				SFr 127,003	SFr 125,411	SFr 115,247
Loans held at amortized cost
Purchases	389	181	0
Reclassifications from loans held-for-sale	0	0	0
Reclassifications to loans held-for-sale	1,641	1,055	0
Sales	SFr 0	SFr 0	SFr 0